Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
NXE Energy Royalty Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
NXE Energy SW1 Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
NXE Energy SW3 Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
IsoEnergy Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	63.90%